Subsequent Events (Details Narrative) (10K) - USD ($)	Mar. 28, 2018	Mar. 28, 2018	Sep. 14, 2017	May 25, 2017	Jan. 09, 2018
Emet Capital Partners, LLC [Member]
Debt instrument face amount	$ 28,500	$ 28,500
Note due date		Sep. 14, 2018
Warrant right to purchase shares of common stock	98,600	98,600
Warrant exercise price per share	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Warrant term	5 years	5 years	5 years	5 years
Waiver Note [Member]
Debt instrument face amount					$ 20,000
Debtenture [Member] | Emet Capital Partners, LLC [Member]
Debt instrument face amount	$ 13,750	$ 13,750
Allonge [Member] | Emet Capital Partners, LLC [Member]
Debt instrument face amount	$ 14,750	$ 14,750
Waiver Agreement [Member] | Waiver Note [Member]
Debt instrument face amount					$ 20,000